INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Cost	$ 18,239	$ 18,239
Accumulated amortization	14,885	13,278
Total	$ 3,354	4,961
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	3 years 9 months 18 days
Cost	$ 9,111	9,111
Accumulated amortization	$ 9,111	8,563
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	2 years 9 months 18 days
Cost	$ 1,877	1,877
Accumulated amortization	$ 1,877	1,877
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	4 years 4 months 24 days
Cost	$ 3,592	3,592
Accumulated amortization	$ 3,592	2,838
IP R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	6 years
Cost	$ 3,659	3,659
Accumulated amortization	$ 305